Other receivables	12 Months Ended
Jun. 30, 2023
Other receivables [Abstract]
Other receivables
Note 11.  Other receivables
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Current assets
Share issuances proceeds	1,581	-
Advanced loan proceeds	-	2,320
Provincial sales tax receivable	122	10,023
Interest receivable	-	75
Other receivable	97	1
GST receivable	4,743	11,235

	6,543	23,654